Valuation results and net trading income - Summary of valuation results and net trading income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation Results And Net Trading Income [Line Items]
Securities trading results	€ 996	€ 873	€ (356)
Derivatives trading results	207	116	11
Other trading results	336	273	71
Change in fair value of assets and liabilities (hedged items)	(1,043)	(1,679)	5,563
Valuation results on assets and liabilities designated at FVPL (excluding trading)	32	(128)	439
Foreign exchange transactions results	(105)	1,230	38
Valuation results and net trading income	1,614	(1,732)	12,214
- fair value hedges
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	1,016	1,606	(5,928)
– cash flow hedges (ineffective portion)
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	35	48	20
– other non-trading derivatives
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	€ 140	€ (4,071)	€ 12,358